TAXATION - Deferred tax assets and liabilities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Total deferred tax assets	$ 9,168	$ 7,529		$ 4,622
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(4,952)	(2,672)
Deferred tax assets	4,216	4,857		4,622
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	4,952	2,672
Deferred tax liabilities	(7,239)	(11,626)		(7,547)
Net deferred tax assets / (liabilities)	(3,023)	(6,769)	$ (4,768)	(2,925)	$ 30,102	$ 19,804
Tax losses carried forward
TAXATION
Total deferred tax assets	3,752	4,324		4,362
Net deferred tax assets / (liabilities)	3,752	4,324	1,527	4,362	23,592	19,292
Share-based payments
TAXATION
Total deferred tax assets	3,075	2,672
Net deferred tax assets / (liabilities)	3,075	2,672	2,111
Deferred revenue
TAXATION
Total deferred tax assets	1,796
Net deferred tax assets / (liabilities)	1,796
Property, plant and equipment, intangible assets and right-of-use assets
TAXATION
Total deferred tax assets	545	533
Net deferred tax assets / (liabilities)	(11,646)	(13,765)
Property, plant and equipment.
TAXATION
Deferred tax liabilities	$ (12,191)	(14,298)		(7,547)
Net deferred tax assets / (liabilities)		$ (13,765)	$ (8,406)	$ (7,287)	$ 5,806	$ (192)